Going Concern (Details) - USD ($)		2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 13, 2022	Feb. 28, 2022	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Going Concern (Details) [Line Items]
Net loss				$ 1,565,075	$ 2,638,556
Cash used in operations				1,577,894	2,179,237
Accumulated deficit				17,588,000	14,500,000
Working capital					2,363,877
Net proceeds	$ 110,000	$ 815,000		$ 495,000	$ 815,000
Net proceeds			$ 1,555,000
Aphrodite Marketing and GearBubble Tech [Member]
Going Concern (Details) [Line Items]
Ownership percentage				51.00%	51.00%